Risks and Concentration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Risks and Concentration (Details) [Line Items]
Deposited amount (in Dollars)	$ 22,600	$ 16,840
Concentration of credit risk, percentage	9.24%	2.29%	2.29%
Revenue [Member]
Risks and Concentration (Details) [Line Items]
Concentration of credit risk, percentage	10.00%
PRC [Member]
Risks and Concentration (Details) [Line Items]
Concentration of credit risk, percentage		9.24%
Beijing Duoying Times Culture Media Co., Ltd [Member]
Risks and Concentration (Details) [Line Items]
Percentage of total purchases	26.00%	26.00%	20.00%
Guangzhou Xingjinhui Trade Co., Ltd [Member]
Risks and Concentration (Details) [Line Items]
Percentage of total purchases	20.00%	29.00%	21.00%
Jimei University [Member]
Risks and Concentration (Details) [Line Items]
Percentage of total purchases	18.00%	17.00%	10.00%